EQUITY - Summary (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Equity attributable to Controlling Company	$ 225,686	$ 54,182
Equity attributable to non-controlling interest (Note 1.a)	3,227	846
TOTAL EQUITY (See Consolidated Statements of Changes in Equity)	$ 228,913	$ 55,028	$ 54,673	$ 48,804